Share-Based and Other Compensation Plans - Summary of Changes in Intelsat Global's Class A share Option Grants (Detail) (Class A Common Shares [Member], 2008 Share Plan [Member], Executive Officers [Member], USD $)
			12 Months Ended
	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2011 Stock Option [Member]
Option outstanding
Options outstanding at December 31, 2010	377,795	377,795
Options outstanding at December 31, 2011	377,795	377,795
Options exercisable at December 31, 2011	60,045
Options outstanding, Weighted average exercise price
Options outstanding at December 31, 2010			$ 100.00
Options outstanding at December 31, 2011			$ 100.00
Options exercisable at December 31, 2011			$ 100.00
Options, weighted average remaining contractual term			7 years